Debt Issued (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 CLP ($)
Debt Issued
Debt issued	$ 10,543,807	$ 6,177,927	$ 6,488,975
Mortgage bonds
Debt Issued
Debt issued		32,914	23,424
Bonds
Debt Issued
Debt issued		5,431,575	5,769,334
Notional amount		1,420,037	1,399,001
Unsubordinated bonds
Debt Issued
Notional amount		804,979	590,052
Commercial paper
Debt Issued
Notional amount		532,852	808,949
Subordinated bonds
Debt Issued
Debt issued		713,438	696,217
Notional amount		82,206
CLF | Series BCHIBQ0915 unsubordinated bonds issued on 20/01/2017 maturing on 20/01/2030
Debt Issued
Notional amount			$ 58,643
Term (in years)	13 years
Annual Rate (in percentage)	3.00%		3.00%
CLF | Series BCHIBH0915 unsubordinated bonds issued on 1/2/2017 maturing on 1/2/2026
Debt Issued
Notional amount			$ 56,338
Term (in years)	9 years
Annual Rate (in percentage)	2.70%		2.70%
CLF | Series BCHIBP1215 unsubordinated bonds issued on 6/3/2017 maturing on 6/3/2030
Debt Issued
Notional amount			$ 58,157
Term (in years)	13 years
Annual Rate (in percentage)	3.00%		3.00%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 6/3/2017 maturing on 6/3/2023
Debt Issued
Notional amount			$ 30,544
Term (in years)	6 years
Annual Rate (in percentage)	2.50%		2.50%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 7/3/2017 maturing on 7/3/2023
Debt Issued
Notional amount			$ 5,554
Term (in years)	6 years
Annual Rate (in percentage)	2.50%		2.50%
CLF | Series BCHIBC1215 unsubordinated bonds issued on 12/4/2017 maturing on 12/4/2023
Debt Issued
Notional amount			$ 19,600
Term (in years)	6 years
Annual Rate (in percentage)	2.50%		2.50%
CLF | Series BCHIBG1115 unsubordinated bonds issued on 9/5/2017 maturing on 9/5/2026
Debt Issued
Notional amount			$ 85,115
Term (in years)	9 years
Annual Rate (in percentage)	2.70%		2.70%
CLF | Series BCHIBE1115 unsubordinated bonds issued on 16/10/2017 maturing on 16/10/2024
Debt Issued
Notional amount			$ 55,097
Term (in years)	7 years
Annual Rate (in percentage)	2.70%		2.70%
CLF | Series BCHIBR1215 unsubordinated bonds issued on 17/11/2017 maturing on 17/11/2030
Debt Issued
Notional amount			$ 57,350
Term (in years)	13 years
Annual Rate (in percentage)	3.00%		3.00%
CLF | Series BCHIAR0613 unsubordinated bonds issued on 29/01/2016, maturing on 29/01/2026
Debt Issued
Notional amount		$ 8,497
Term (in years)		10 years
Annual Rate (in percentage)		3.60%
CLF | Series BCHIAR0613 unsubordinated bonds issued on 18/02/2016, maturing on 18/02/2026
Debt Issued
Notional amount		$ 10,869
Term (in years)		10 years
Annual Rate (in percentage)		3.60%
CLF | Series BCHIBJ0915 unsubordinated bonds issued on 25/05/2016, maturing on 25/05/2026
Debt Issued
Notional amount		$ 53,553
Term (in years)		10 years
Annual Rate (in percentage)		2.90%
CLF | Series BCHIBF0915 unsubordinated bonds issued on 25/05/2016, maturing on 25/05/2024
Debt Issued
Notional amount		$ 79,626
Term (in years)		8 years
Annual Rate (in percentage)		2.70%
CLF | Series BCHIBK0915 unsubordinated bonds issued on 25/05/2016, maturing on 25/05/2027
Debt Issued
Notional amount		$ 53,485
Term (in years)		11 years
Annual Rate (in percentage)		2.90%
CLF | Series BCHIBL1115 unsubordinated bonds issued on 25/05/2016, maturing on 25/05/2027
Debt Issued
Notional amount		$ 79,806
Term (in years)		11 years
Annual Rate (in percentage)		2.90%
CLF | Series BCHIBA0815 unsubordinated bonds issued on 29/06/2016, maturing on 29/06/2021
Debt Issued
Notional amount		$ 53,480
Term (in years)		5 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBI1115 unsubordinated bonds issued on 29/06/2016, maturing on 29/06/2026
Debt Issued
Notional amount		$ 80,405
Term (in years)		10 years
Annual Rate (in percentage)		2.90%
CLF | Series BCHIBB0815 unsubordinated bonds issued on 05/07/2016, maturing on 05/07/2022
Debt Issued
Notional amount		$ 6,706
Term (in years)		6 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBB0815 unsubordinated bonds issued on 06/07/2016, maturing on 06/07/2022
Debt Issued
Notional amount		$ 46,950
Term (in years)		6 years
Annual Rate (in percentage)		2.50%
CLF | Series BCHIBM0815 unsubordinated bonds issued on 28/09/2016, maturing on 28/09/2028
Debt Issued
Notional amount		$ 85,148
Term (in years)		12 years
Annual Rate (in percentage)		2.90%
CLF | Series UCHIG1111 subordinated bonds issued on 18/08/2016, maturing on 18/08/2041
Debt Issued
Notional amount		$ 30,797
Term (in years)		25 years
Annual Rate (in percentage)		3.75%
CLF | Series UCHIG1111 subordinated bonds issued on 01/09/2016, maturing on 01/09/2041
Debt Issued
Notional amount		$ 9,258
Term (in years)		25 years
Annual Rate (in percentage)		3.75%
CLF | Series UCHIG1111 subordinated bonds issued on 02/09/2016, maturing on 02/09/2041
Debt Issued
Notional amount		$ 42,151
Term (in years)		25 years
Annual Rate (in percentage)		3.75%
USD | Series BONO USD unsubordinated bonds issued on 20/12/2017 maturing on 20/12/2037
Debt Issued
Notional amount			$ 71,366
Term (in years)	20 years
Annual Rate (in percentage)	2.49%		2.49%
USD | Series BONO USD unsubordinated bonds issued on 05/08/2016, maturing on 05/08/2021
Debt Issued
Notional amount		$ 19,705
Term (in years)		5 years
Annual Rate (in percentage)		1.97%
USD | Series BONO USD unsubordinated bonds issued on 01/09/2016, maturing on 01/09/2021
Debt Issued
Notional amount		$ 68,060
Term (in years)		5 years
Annual Rate (in percentage)		1.96%
USD | Citibank N.A. commercial papers issued on 5/1/2017 matured on 5/6/2017
Debt Issued
Notional amount			$ 13,223
Annual Rate (in percentage)	1.37%		1.37%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 3/7/2017
Debt Issued
Notional amount			$ 16,702
Annual Rate (in percentage)	1.50%		1.50%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 5/7/2017
Debt Issued
Notional amount			$ 6,681
Annual Rate (in percentage)	1.48%		1.48%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 5/6/2017
Debt Issued
Notional amount			$ 3,340
Annual Rate (in percentage)	1.38%		1.38%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 8/5/2017
Debt Issued
Notional amount			$ 3,340
Annual Rate (in percentage)	1.27%		1.27%
USD | Wells Fargo Bank commercial papers issued on 6/1/2017 matured on 6/4/2017
Debt Issued
Notional amount			$ 3,340
Annual Rate (in percentage)	1.17%		1.17%
USD | Wells Fargo Bank commercial papers issued on 9/1/2017 matured on 10/4/2017
Debt Issued
Notional amount			$ 24,906
Annual Rate (in percentage)	1.20%		1.20%
USD | Wells Fargo Bank commercial papers issued on 9/1/2017 matured on 10/7/2017
Debt Issued
Notional amount			$ 671
Annual Rate (in percentage)	1.47%		1.47%
USD | Citibank N.A. commercial papers issued on 9/1/2017 matured on 28/07/2017
Debt Issued
Notional amount			$ 2,685
Annual Rate (in percentage)	1.47%		1.47%
USD | Citibank N.A. commercial papers issued on 9/1/2017 matured on 12/5/2017
Debt Issued
Notional amount			$ 67,131
Annual Rate (in percentage)	1.27%		1.27%
USD | Wells Fargo Bank commercial papers issued on 10/1/2017 matured on 9/6/2017
Debt Issued
Notional amount			$ 20,105
Annual Rate (in percentage)	1.36%		1.36%
USD | Bofa Merrill Lynch commercial papers issued on 10/1/2017 matured on 9/6/2017
Debt Issued
Notional amount			$ 16,754
Annual Rate (in percentage)	1.35%		1.35%
USD | Wells Fargo Bank commercial papers issued on 13/01/2017 matured on 12/5/2017
Debt Issued
Notional amount			$ 1,318
Annual Rate (in percentage)	1.23%		1.23%
USD | Wells Fargo Bank commercial papers issued on 13/01/2017 matured on 12/7/2017
Debt Issued
Notional amount			$ 3,295
Annual Rate (in percentage)	1.43%		1.43%
USD | Bofa Merrill Lynch commercial papers issued on 7/2/2017 matured on 6/2/2018-1
Debt Issued
Notional amount			$ 3,884
Annual Rate (in percentage)	1.70%		1.70%
USD | Bofa Merrill Lynch commercial papers issued on 7/2/2017 matured on 6/2/2018-2
Debt Issued
Notional amount			$ 4,531
Annual Rate (in percentage)	1.70%		1.70%
USD | Bofa Merrill Lynch commercial papers issued on 8/2/2017 matured on 7/2/2018
Debt Issued
Notional amount			$ 11,017
Annual Rate (in percentage)	1.70%		1.70%
USD | Wells Fargo Bank commercial papers issued on 10/2/2017 matured on 1/9/2017
Debt Issued
Notional amount			$ 12,797
Annual Rate (in percentage)	1.40%		1.40%
USD | Wells Fargo Bank commercial papers issued on 10/2/2017 matured on 11/9/2017
Debt Issued
Notional amount			$ 19,196
Annual Rate (in percentage)	1.40%		1.40%
USD | Wells Fargo Bank commercial papers issued on 13/02/2017 matured on 12/2/2018
Debt Issued
Notional amount			$ 19,284
Annual Rate (in percentage)	1.70%		1.70%
USD | Wells Fargo Bank commercial papers issued on 13/02/2017 matured on 14/08/2017
Debt Issued
Notional amount			$ 1,607
Annual Rate (in percentage)	1.32%		1.32%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/05/2017
Debt Issued
Notional amount			$ 10,992
Annual Rate (in percentage)	1.04%		1.04%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/08/2017-1
Debt Issued
Notional amount			$ 15,977
Annual Rate (in percentage)	1.34%		1.34%
USD | Citibank N.A. commercial papers issued on 15/02/2017 matured on 15/08/2017-2
Debt Issued
Notional amount			$ 4,474
Annual Rate (in percentage)	1.34%		1.34%
USD | Citibank N.A. commercial papers issued on 16/02/2017 matured on 8/9/2017
Debt Issued
Notional amount			$ 4,471
Annual Rate (in percentage)	1.35%		1.35%
USD | Wells Fargo Bank commercial papers issued on 21/03/2017 matured on 29/09/2017
Debt Issued
Notional amount			$ 9,885
Annual Rate (in percentage)	1.40%		1.40%
USD | Bofa Merrill Lynch commercial papers issued on 24/03/2017 matured on 23/06/2017-1
Debt Issued
Notional amount			$ 33,024
Annual Rate (in percentage)	1.16%		1.16%
USD | Bofa Merrill Lynch commercial papers issued on 24/03/2017 matured on 23/06/2017-2
Debt Issued
Notional amount			$ 26,419
Annual Rate (in percentage)	1.16%		1.16%
USD | Bofa Merrill Lynch commercial papers issued on 30/03/2017 matured on 27/09/2017
Debt Issued
Notional amount			$ 33,165
Annual Rate (in percentage)	1.42%		1.42%
USD | Wells Fargo Bank commercial papers issued on 10/4/2017 matured on 8/8/2017
Debt Issued
Notional amount			$ 16,651
Annual Rate (in percentage)	1.30%		1.30%
USD | Wells Fargo Bank commercial papers issued on 11/4/2017 matured on 10/10/2017
Debt Issued
Notional amount			$ 13,351
Annual Rate (in percentage)	1.45%		1.45%
USD | Citibank N.A. commercial papers issued on 12/6/2017 matured on 12/9/2017
Debt Issued
Notional amount			$ 33,061
Annual Rate (in percentage)	1.30%		1.30%
USD | Wells Fargo Bank commercial papers issued on 12/6/2017 matured on 11/12/2017
Debt Issued
Notional amount			$ 2,645
Annual Rate (in percentage)	1.48%		1.48%
USD | Bofa Merrill Lynch commercial papers issued on 16/06/2017 matured on 15/09/2017
Debt Issued
Notional amount			$ 7,972
Annual Rate (in percentage)	1.30%		1.30%
USD | Wells Fargo Bank commercial papers issued on 16/06/2017 matured on 15/06/2018
Debt Issued
Notional amount			$ 6,643
Annual Rate (in percentage)	1.75%		1.75%
USD | Wells Fargo Bank commercial papers issued on 21/06/2017 matured on 20/06/2018
Debt Issued
Notional amount			$ 6,786
Annual Rate (in percentage)	1.81%		1.81%
USD | Citibank N.A. commercial papers issued on 23/06/2017 matured on 19/12/2017
Debt Issued
Notional amount			$ 10,418
Annual Rate (in percentage)	1.48%		1.48%
USD | Citibank N.A. commercial papers issued on 27/06/2017 matured on 19/12/2017
Debt Issued
Notional amount			$ 5,960
Annual Rate (in percentage)	1.46%		1.46%
USD | Citibank N.A. commercial papers issued on 27/06/2017 matured on 23/10/2017
Debt Issued
Notional amount			$ 26,487
Annual Rate (in percentage)	1.35%		1.35%
USD | Jp.Morgan Chase commercial papers issued on 11/7/2017 matured on 8/11/2018
Debt Issued
Notional amount			$ 33,322
Annual Rate (in percentage)	1.48%		1.48%
USD | Citibank N.A. commercial papers issued on 14/07/2017 matured on 12/1/2018
Debt Issued
Notional amount			$ 32,871
Annual Rate (in percentage)	1.52%		1.52%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/01/2018-1
Debt Issued
Notional amount			$ 16,284
Annual Rate (in percentage)	1.55%		1.55%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/01/2018-2
Debt Issued
Notional amount			$ 3,257
Annual Rate (in percentage)	1.55%		1.55%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/10/2017-1
Debt Issued
Notional amount			$ 6,513
Annual Rate (in percentage)	1.42%		1.42%
USD | Wells Fargo Bank commercial papers issued on 31/07/2017 matured on 31/10/2017-2
Debt Issued
Notional amount			$ 6,513
Annual Rate (in percentage)	1.42%		1.42%
USD | Wells Fargo Bank commercial papers issued on 14/08/2017 matured on 9/2/2018
Debt Issued
Notional amount			$ 10,952
Annual Rate (in percentage)	1.52%		1.52%
USD | Wells Fargo Bank commercial papers issued on 21/08/2017 matured on 16/02/2018
Debt Issued
Notional amount			$ 12,852
Annual Rate (in percentage)	1.52%		1.52%
USD | Wells Fargo Bank commercial papers issued on 25/08/2017 matured on 22/12/2017
Debt Issued
Notional amount			$ 19,047
Annual Rate (in percentage)	1.47%		1.47%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 11/4/2018
Debt Issued
Notional amount			$ 18,708
Annual Rate (in percentage)	1.63%		1.63%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 9/4/2018
Debt Issued
Notional amount			$ 12,472
Annual Rate (in percentage)	1.63%		1.63%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 10/7/2018
Debt Issued
Notional amount			$ 24,944
Annual Rate (in percentage)	1.77%		1.77%
USD | Wells Fargo Bank commercial papers issued on 13/10/2017 matured on 12/10/2018
Debt Issued
Notional amount			$ 6,236
Annual Rate (in percentage)	1.91%		1.91%
USD | Bofa Merrill Lynch commercial papers issued on 13/10/2017 matured on 12/4/2018
Debt Issued
Notional amount			$ 12,472
Annual Rate (in percentage)	1.63%		1.63%
USD | Jp.Morgan Chase commercial papers issued on 14/11/2017 matured on 13/08/2018
Debt Issued
Notional amount			$ 8,215
Annual Rate (in percentage)	1.83%		1.83%
USD | Wells Fargo Bank commercial papers issued on 21/11/2017 matured on 21/03/2018
Debt Issued
Notional amount			$ 15,883
Annual Rate (in percentage)	1.65%		1.65%
USD | Wells Fargo Bank commercial papers issued on 7/12/2017 matured on 5/3/2018
Debt Issued
Notional amount			$ 42,624
Annual Rate (in percentage)	1.75%		1.75%
USD | Wells Fargo Bank commercial papers issued on 14/12/2017 matured on 13/12/2018
Debt Issued
Notional amount			$ 1,596
Annual Rate (in percentage)	2.25%		2.25%
USD | Merrill Lynch commercial papers issued on 4/1/2016, matured on 5/7/2016
Debt Issued
Notional amount		$ 14,717
Annual Rate (in percentage)		0.94%
USD | JP. Morgan Chase commercial papers issued on 5/1/2016, matured on 4/4/2016
Debt Issued
Notional amount		$ 30,879
Annual Rate (in percentage)		0.70%
USD | Wells Fargo Bank commercial papers issued on 14/01/2016, matured on 13/04/2016
Debt Issued
Notional amount		$ 10,883
Annual Rate (in percentage)		0.62%
USD | Citibank N.A. commercial papers issued on 25/01/2016, matured on 22/07/2016
Debt Issued
Notional amount		$ 10,810
Annual Rate (in percentage)		0.95%
USD | Citibank N.A. commercial papers issued on 27/01/2016, matured on 23/05/2016
Debt Issued
Notional amount		$ 10,723
Annual Rate (in percentage)		0.75%
USD | Citibank N.A. commercial papers issued on 28/01/2016, matured on 27/07/2016
Debt Issued
Notional amount		$ 11,362
Annual Rate (in percentage)		0.95%
USD | Citibank N.A. commercial papers issued on 28/01/2016, matured on 27/05/2016
Debt Issued
Notional amount		$ 3,551
Annual Rate (in percentage)		0.75%
USD | Merrill Lynch commercial papers issued on 3/2/2016, matured on 2/8/2016
Debt Issued
Notional amount		$ 3,535
Annual Rate (in percentage)		0.90%
USD | Merrill Lynch commercial papers issued on 3/2/2016, matured on 4/5/2016
Debt Issued
Notional amount		$ 10,745
Annual Rate (in percentage)		0.68%
USD | JP. Morgan Chase commercial papers issued on 4/4/2016, matured on 1/7/2016
Debt Issued
Notional amount		$ 19,943
Annual Rate (in percentage)		0.65%
USD | Merrill Lynch commercial papers issued on 4/5/2016, matured on 28/04/2017
Debt Issued
Notional amount		$ 4,689
Annual Rate (in percentage)		1.25%
USD | Merrill Lynch commercial papers issued on 6/5/2016, matured on 3/11/2016
Debt Issued
Notional amount		$ 13,296
Annual Rate (in percentage)		0.95%
USD | Citibank N.A. commercial papers issued on 10/5/2016, matured on 8/9/2016
Debt Issued
Notional amount		$ 12,217
Annual Rate (in percentage)		0.77%
USD | Wells Fargo Bank commercial papers issued on 10/5/2016, matured on 10/2/2017
Debt Issued
Notional amount		$ 10,181
Annual Rate (in percentage)		1.07%
USD | Merrill Lynch commercial papers issued on 11/5/2016, matured on 12/7/2016
Debt Issued
Notional amount		$ 10,203
Annual Rate (in percentage)		0.56%
USD | Citibank N.A. commercial papers issued on 12/5/2016, matured on 11/7/2016
Debt Issued
Notional amount		$ 41,097
Annual Rate (in percentage)		0.59%
USD | Citibank N.A. commercial papers issued on 12/5/2016, matured on 9/11/2016
Debt Issued
Notional amount		$ 10,274
Annual Rate (in percentage)		0.98%
USD | Citibank N.A. commercial papers issued on 16/05/2016, matured on 16/09/2016
Debt Issued
Notional amount		$ 18,155
Annual Rate (in percentage)		0.79%
USD | Citibank N.A. commercial papers issued on 18/05/2016, matured on 18/07/2016
Debt Issued
Notional amount		$ 27,614
Annual Rate (in percentage)		0.59%
USD | Citibank N.A. commercial papers issued on 15/06/2016, matured on 15/11/2016
Debt Issued
Notional amount		$ 1,990
Annual Rate (in percentage)		0.98%
USD | Wells Fargo Bank commercial papers issued on 22/06/2016, matured on 21/06/2017
Debt Issued
Notional amount		$ 11,462
Annual Rate (in percentage)		1.25%
USD | JP. Morgan Chase commercial papers issued on 1/7/2016, matured on 3/10/2016
Debt Issued
Notional amount		$ 10,314
Annual Rate (in percentage)		0.70%
USD | Merrill Lynch commercial papers issued on 5/7/2016, matured on 4/10/2016
Debt Issued
Notional amount		$ 13,266
Annual Rate (in percentage)		0.71%
USD | Citibank N.A. commercial papers issued on 6/7/2016, matured on 5/1/2017
Debt Issued
Notional amount		$ 33,133
Annual Rate (in percentage)		1.04%
USD | Wells Fargo Bank commercial papers issued on 7/7/2016, matured on 28/12/2016
Debt Issued
Notional amount		$ 3,330
Annual Rate (in percentage)		1.02%
USD | Merrill Lynch commercial papers issued on 7/7/2016, matured on 9/1/2017
Debt Issued
Notional amount		$ 6,660
Annual Rate (in percentage)		1.00%
USD | Citibank N.A. commercial papers issued on 11/7/2016, matured on 19/10/2016
Debt Issued
Notional amount		$ 3,304
Annual Rate (in percentage)		0.74%
USD | Merrill Lynch commercial papers issued on 13/07/2016, matured on 9/1/2017
Debt Issued
Notional amount		$ 3,282
Annual Rate (in percentage)		1.02%
USD | Wells Fargo Bank commercial papers issued on 13/07/2016, matured on 10/11/2016
Debt Issued
Notional amount		$ 1,969
Annual Rate (in percentage)		0.84%
USD | Wells Fargo Bank commercial papers issued on 14/07/2016, matured on 10/1/2017
Debt Issued
Notional amount		$ 32,548
Annual Rate (in percentage)		1.05%
USD | Merrill Lynch commercial papers issued on 14/07/2016, matured on 11/1/2017
Debt Issued
Notional amount		$ 9,764
Annual Rate (in percentage)		1.05%
USD | Merrill Lynch commercial papers issued on 14/07/2016, matured on 12/7/2017
Debt Issued
Notional amount		$ 3,906
Annual Rate (in percentage)		1.30%
USD | JP. Morgan Chase commercial papers issued on 14/07/2016, matured on 14/10/2016
Debt Issued
Notional amount		$ 12,368
Annual Rate (in percentage)		0.78%
USD | Citibank N.A. commercial papers issued on 15/07/2016, matured on 13/12/2016
Debt Issued
Notional amount		$ 25,896
Annual Rate (in percentage)		0.83%
USD | Citibank N.A. commercial papers issued on 9/9/2016, matured on 6/12/2016
Debt Issued
Notional amount		$ 13,410
Annual Rate (in percentage)		0.87%
USD | Citibank N.A. commercial papers issued on 12/9/2016, matured on 6/12/2016
Debt Issued
Notional amount		$ 6,700
Annual Rate (in percentage)		0.85%
USD | Merrill Lynch commercial papers issued on 7/10/2016, matured on 5/4/2017
Debt Issued
Notional amount		$ 18,005
Annual Rate (in percentage)		1.26%
USD | JP. Morgan Chase commercial papers issued on 14/10/2016, matured on 15/02/2017
Debt Issued
Notional amount		$ 12,739
Annual Rate (in percentage)		1.06%
USD | Citibank N.A. commercial papers issued on 18/11/2016, matured on 15/02/2017
Debt Issued
Notional amount		$ 33,932
Annual Rate (in percentage)		0.91%
CHF | Series BONO CHF unsubordinated bonds issued on 11/11/2016, maturing on 11/11/2024
Debt Issued
Notional amount		$ 101,560
Term (in years)		8 years
Annual Rate (in percentage)		0.25%
JPY | Series BONO JPY unsubordinated bonds issued on 17/10/2017 maturing on 17/10/2037
Debt Issued
Notional amount			$ 55,506
Term (in years)	20 years
Annual Rate (in percentage)	1.02%		1.02%
JPY | Series BONO JPY unsubordinated bonds issued on 21/12/2016, maturing on 21/12/2021
Debt Issued
Notional amount		$ 57,129
Term (in years)		5 years
Annual Rate (in percentage)		0.35%
EUR | Series BONO EUR unsubordinated bonds issued on 26/04/2017 maturing on 26/04/2032
Debt Issued
Notional amount			$ 36,782
Term (in years)	15 years
Annual Rate (in percentage)	1.71%		1.71%